UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q/A

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-7062

PACIFIC GLOBAL FUND INC. D/B/A PACIFIC ADVISORS FUND INC.
(Exact name of registrant as specified in charter)

101 NORTH BRAND BOULEVARD, SUITE 1950 GLENDALE, CALIFORNIA		91203
(Address of principal executive offices)		(Zip code)

GEORGE A. HENNING 101 N. BRAND BLVD., SUITE 1950 GLENDALE, CA 91203
(Name and address of agent for service)

Registrant's telephone number, including area code:		818-242-6693

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2008

Item 1.            Schedule of Investments (filed herewith).

Pacific Advisors Government Securities Fund

Statement of Investments (Unaudited)

as of March 31, 2008

Quantity or			% of Total
Principal	Description	Current $ Value **	NET Assets

COMMON STOCK
INFORMATION TECHNOLOGY			2.02
SYSTEMS: SOFTWARE
4,000	MICROSOFT CORP.	113,520
		113,520	2.02

TELECOMMUNICATION SERVICES			1.86
INTG TELECOMM SRVCS
10,000	CITIZENS COMMUNICATIONS CO.	104,900
		104,900	1.86

UTILITIES			3.26
ELECTRIC UTILITIES
4,000	PPL CORP.	183,680
		183,680	3.26

TOTAL COMMON STOCK (Cost: $326,490)		402,100	7.14

US GOVT SECURITIES
US GOVERNMENT AGENCY			75.41
US GOVERNMENT AGENCY
100,000	FEDERAL FARM CREDIT BANK 4.75% 03/05/14	100,373
200,000	FEDERAL FARM CREDIT BANK 4.50% 03/10/14	200,707
500,000	FEDERAL FARM CREDIT BANK 4.98% 06/16/15	502,277
100,000	FEDERAL FARM CREDIT BANK 5.35% 08/28/17	100,478
300,000	FEDERAL FARM CREDIT BANK 5.47% 01/10/18	300,214
100,000	FEDERAL FARM CREDIT BANK 5.25% 01/16/18	100,713
300,000	FEDERAL HOME LN MTG CORP. 5.25% 10/28/14	300,083
100,000	FEDERAL HOME LN MTG CORP. 5.50% 12/12/17	100,035
200,000	FEDERAL HOME LN MTG CORP. 5.50% 03/18/19	200,070
500,000	FEDERAL HOME LOAN BANK 4.02% 04/13/10	500,315
140,000	FEDERAL HOME LOAN BANK 5.00% 04/10/13 STEP	140,092
250,000	FEDERAL HOME LOAN BANK 4.45% 06/03/13	250,057

250,000	FEDERAL HOME LOAN BANK 4.50% 06/12/13	251,014
75,000	FEDERAL HOME LOAN BANK 4.50% 07/22/13	75,017
200,000	FEDERAL HOME LOAN BANK 5.125% 02/08/16	200,501
100,000	FEDERAL HOME LOAN BANK 4.00% 07/23/18 STEP	100,102
120,000	FEDERAL HOME LOAN BANK 5.55% 02/28/20	120,000
250,000	FEDERAL NATL MTG ASSOC. 4.40% 06/03/13	250,713
200,000	FEDERAL NATL MTG ASSOC. 6.25% 08/21/17	202,944
250,000	FEDERAL NATL MTG ASSOC. 6.00% 08/17/20	250,215
		4,245,918	75.41

TOTAL US GOVT SECURITIES (Cost: $4,235,109)		4,245,918	75.41

PREFERRED STOCK
FINANCIAL			6.11
DIVERSIFIED BANKS
4,000	BARCLAYS BANK 6.625% PFD	94,920
2,000	BARCLAYS BANK 7.10% PFD	48,400
2,000	DEUTSCHE BANK 7.35% PFD	48,960
		192,280	3.42

DIVERSIFIED FINANCL
2,500	CITIGROUP INC. 8.125% PFD	60,100
		60,100	1.07

LIFE/HEALTH INSUR
4,000	METLIFE INC. 6.50% PFD	91,760
		91,760	1.63

TELECOMMUNICATION SERVICES			1.77
INTG TELECOMM SRVCS
4,000	AT&T INC. 6.375% PFD	99,920
		99,920	1.77

TOTAL PREFERRED STOCK (Cost: $462,500)		444,060	7.89

SHORT TERM INVESTMENTS
MONEY MARKET			5.49
309,343	UMB MONEY MARKET FIDUCIARY	309,343
		309,343	5.49

US TREASURY BILL			2.66
150,000	US TREASURY BILL 05/01/08	149,844
		149,844	2.66

TOTAL SHORT TERM INVESTMENTS (Cost: $459,187)		459,187	8.16

TOTAL INVESTMENTS (Cost: $5,483,286)		5,551,265	98.60

OTHER ASSETS LESS LIABILITIES		78,799	1.40

TOTAL NET ASSETS		5,630,064	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Disclosure of fair value measurements

Statement of Financial Accounting Standards No. 157, Fair Value Measurement is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  FAS 157 requires the fund to classify its assets based on valuation method, using three levels. Level 1 investment securities are valued based on quoted prices in active markets for identical securities. Level 2 investment securities are valued based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 investment securities are valued using significant unobservable inputs that reflect the Fund’s own assumptions in determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investment securities as of March 31, 2008:

Level 1 - Quoted Prices	$846,160
Level 2 - Other significant observable inputs	4,705,105
Level 3 - Significant unobservable inputs	0
Total	$5,551,265

The Fund had no Level 3 holdings at both the beginning and the end of the reporting period.

Pacific Advisors Income and Equity Fund

Statement of Investments (Unaudited)

as of March 31, 2008

Quantity or			% of Total
Principal	Description	Current $ Value **	NET Assets

COMMON STOCK
CONSUMER DISCRETIONARY			0.72
DISTRIBUTORS
1,000	GENUINE PARTS CO.	40,220
		40,220	0.43

HOME IMPROVEMENT
1,000	HOME DEPOT, INC.	27,970
		27,970	0.30

CONSUMER STAPLES			2.63
HOUSEHOLD PRODUCTS
2,500	PROCTER & GAMBLE CO.	175,175
		175,175	1.86

PACKAGED FOODS/MEATS
1,000	ALTRIA GROUP INC.	22,200
		22,200	0.24

TOBACCO
1,000	PHILIP MORRIS INTERNATIONAL INC.	50,580
		50,580	0.54

ENERGY			6.60
INTEGRATED OIL & GAS
1,000	BRITISH PETROLEUM PLC ADR	60,650
1,000	CONOCOPHILLIPS	76,210
3,000	MARATHON OIL CORP.	136,800
1,000	OCCIDENTAL PETROLEUM	73,170
		346,830	3.68

OIL & GAS DRILLING
1,000	ULTRA PETROLEUM *	77,500
		77,500	0.82

OIL & GAS EXPLR/PROD
1,000	APACHE CORP.	120,820
1,250	XTO ENERGY INC.	77,325
		198,145	2.10

FINANCIAL			3.38
DIVERSIFIED BANKS
4,000	BANK OF AMERICA CORP.	151,640
		151,640	1.61

MULTI LINE INSURANCE
2,000	AMERICAN INT’L GROUP INC.	86,500
		86,500	0.92

PROPERTY & CAS INSUR
1,000	CHUBB CORP.	49,480
		49,480	0.52

REGIONAL BANKS
1,000	WILMINGTON TRUST CO.	31,100
		31,100	0.33

HEALTH CARE			4.07
PHARMACEUTICALS
2,000	GLAXOSMITHKLINE PLC	84,860
3,000	JOHNSON & JOHNSON	194,610
5,000	PFIZER INC.	104,650
		384,120	4.07

INDUSTRIALS			3.94
AEROSPACE & DEFENSE
2,000	HONEYWELL INTERNATIONAL INC.	112,840
		112,840	1.20

INDUSTRIAL CONGLOMER
7,000	GENERAL ELECTRIC CO.	259,070
		259,070	2.75

INFORMATION TECHNOLOGY			1.50
SYSTEMS: SOFTWARE
5,000	MICROSOFT CORP.	141,900
		141,900	1.50

MATERIALS			0.50
DIVERSIFIED CHEMICAL
1,000	DU PONT E I DE NEMOURS & CO.	46,760
		46,760	0.50

TELECOMMUNICATION SERVICES			3.02
INTG TELECOMM SRVCS
1,000	AT&T, INC.	38,300
20,000	CITIZENS COMMUNICATIONS CO.	209,800
1,000	VERIZON COMMUNICATIONS	36,450
		284,550	3.02

UTILITIES			1.91
MULTI UTILITIES/POWR
2,000	DOMINION RESOURCES	81,680
1,000	DUKE ENERGY CORP.	17,850
2,000	PUBLIC SERVICE ENTERPRISE GROUP INC.	80,380
		179,910	1.91

TOTAL COMMON STOCK (Cost: $2,391,988)		2,666,490	28.26

CORPORATE BOND
CONSUMER DISCRETIONARY			7.86
BROADCAST & CABLE TV
419,000	LIBERTY MEDIA CORP. 7.75% 07/15/09	419,827
		419,827	4.45

GENL MERCHANDISE STR
281,000	DAYTON HUDSON CO. 8.60% 01/15/12	322,039
		322,039	3.41

ENERGY			3.79
INTEGRATED OIL & GAS
143,000	ATLANTIC RICHFIELD 8.50% 04/01/12	166,826
170,000	TEXACO CAPITAL 8.625% 06/30/10	190,964
		357,790	3.79

FINANCIAL			22.07
CONSUMER FINANCE
100,000	AMERICAN EXPRESS CO. 10/20/09 FLOAT	99,288
200,000	GMAC LLC. 5.125% 05/09/08	198,826
58,000	GMAC LLC. 6.65% 08/15/08	56,438
100,000	GMAC LLC. 09/23/08 FLOAT	94,344
83,000	GMAC LLC. 5.00% 09/15/09	72,593
100,000	HOUSEHOLD FINANCE CO. 09/10/09 FLOAT	100,251
99,000	SLM CORP. 03/15/09 FLOAT	92,070
107,000	SLM CORP. 03/15/09 FLOAT	100,580
		814,391	8.63

INVESTMENT BANK/BRKG
100,000	LEHMAN BROTHERS HOLD 6.00% 04/01/11	98,763
112,000	MERRILL LYNCH 04/15/08 FLOAT	112,000
		210,763	2.23

LIFE/HEALTH INSUR
28,000	HARTFORD LIFE 6.00% 09/15/21	28,182
75,000	HARTFORD LIFE GLOBAL FUND 6.00% 07/15/15	75,193
		103,375	1.10
MULTI LINE INSURANCE
300,000	AIG 6.00% 11/15/14	294,672
		294,672	3.12

SPECIALIZED FINANCE
200,000	CIT GROUP INC. 5.00% 11/24/08	183,839
50,000	GENERAL ELECTRIC CAP 8.875% 05/15/09	52,681
371,000	GENERAL ELECTRIC CAP 8.125% 05/15/12	422,798
		659,318	6.99

TELECOMMUNICATION SERVICES			4.09
INTG TELECOMM SRVCS
363,781	BELLSOUTH TELECOMMUN 6.30% 12/15/15	386,092
		386,092	4.09

UTILITIES			7.11
ELECTRIC UTILITIES
255,000	COMMONWEALTH EDISON 8.00% 05/15/08	256,162
232,000	SOUTH CAROLINA ELEC 6.70% 02/01/11	249,423
		505,585	5.36

GAS UTILITIES
150,000	PIEDMONT NATURAL GAS 7.80% 09/29/10	164,867
		164,867	1.75

TOTAL CORPORATE BOND (Cost: $4,215,866)		4,238,718	44.93

US GOVT SECURITIES
US GOVERNMENT AGENCY			16.94
US GOVERNMENT AGENCY
155,000	FEDERAL FARM CREDIT BANK 4.375% 05/21/13	155,051
100,000	FEDERAL FARM CREDIT BANK 5.35% 08/28/17	100,478
100,000	FEDERAL FARM CREDIT BANK 5.47% 01/10/18	100,071
100,000	FEDERAL FARM CREDIT BANK 5.25% 01/16/18	100,713
100,000	FEDERAL HOME LN MTG CORP. 6.00% 04/11/22	100,087
100,000	FEDERAL HOME LOAN BANK 6.00% 06/15/17	104,156
100,000	FEDERAL HOME LOAN BANK 6.00% 07/19/17	108,511
75,000	FEDERAL NATL MTG ASSOC. 5.55% 05/22/12	75,369
250,000	FEDERAL NATL MTG ASSOC. 4.40% 06/03/13	250,713
200,000	FEDERAL NATL MTG ASSOC. 5.25% 02/02/16 STEP	200,127
100,000	FEDERAL NATL MTG ASSOC. 6.25% 05/16/16	100,429
100,000	FEDERAL NATL MTG ASSOC. 6.25% 08/21/17	101,472
100,000	FEDERAL NATL MTG ASSOC. 6.00% 03/13/23	100,626
		1,597,803	16.94

TOTAL US GOVT SECURITIES (Cost: $1,579,768)		1,597,803	16.94

PREFERRED STOCK
FINANCIAL			6.64
DIVERSIFIED BANKS
2,000	BANK OF AMERICA 7.25% PFD	50,400
2,000	BANK OF AMERICA 6.00% PFD	42,280
2,000	BARCLAYS BANK 6.625% PFD	47,460
2,000	BARCLAYS BANK 7.10% PFD	48,400
3,000	DEUTSCHE BANK 6.625% PFD	68,940
5,000	HSBC HOLDINGS PLC 6.20% PFD A	108,700
		366,180	3.88

DIVERSIFIED FINANCL
2,500	CITIGROUP INC. 8.125% PFD	60,100
		60,100	0.64

INVESTMENT BANK/BRKG
2,000	MERRILL LYNCH 6.375% PFD	41,120
2,000	MERRILL LYNCH 6.45% PFD	39,820
		80,940	0.86

LIFE/HEALTH INSUR
3,000	METLIFE INC. 6.50% PFD	68,820
2,500	PHOENIX COMPANIES INC. 7.45% PFD	49,975
		118,795	1.26

TELECOMMUNICATION SERVICES			0.53
INTG TELECOMM SRVCS
2,000	AT&T INC. 6.375% PFD	49,960
		49,960	0.53

UTILITIES			0.53
ELECTRIC UTILITIES
2,000	FPL GROUP CAPITAL 6.60% PFD A	50,220
		50,220	0.53

TOTAL PREFERRED STOCK (Cost: $800,060)		726,195	7.70

SHORT TERM INVESTMENTS
MONEY MARKET			1.39
130,967	UMB MONEY MARKET FIDUCIARY	130,967
		130,967	1.39

TOTAL SHORT TERM INVESTMENTS (Cost: $130,967)		130,967	1.39

TOTAL INVESTMENTS (Cost: $9,118,650)		9,360,173	99.21

OTHER ASSETS LESS LIABILITIES		74,093	0.79

TOTAL NET ASSETS		9,434,266	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Disclosure of fair value measurements

Statement of Financial Accounting Standards No. 157, Fair Value Measurement is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  FAS 157 requires the fund to classify its assets based on valuation method, using three levels. Level 1 investment securities are valued based on quoted prices in active markets for identical securities. Level 2 investment securities are valued based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 investment securities are valued using significant unobservable inputs that reflect the Fund’s own assumptions in determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investment securities as of March 31, 2008:

Level 1 - Quoted Prices	$3,392,685
Level 2 - Other significant observable inputs	5,967,488
Level 3 - Significant unobservable inputs	0
Total	$9,360,173

The Fund had no Level 3 holdings at both the beginning and the end of the reporting period.

Pacific Advisors Balanced Fund

Statement of Investments (Unaudited)

as of March 31, 2008

Quantity or			% of Total
Principal	Description	Current $ Value **	NET Assets

COMMON STOCK
CONSUMER DISCRETIONARY			3.09
BROADCAST & CABLE TV
7,200	LIBERTY GLOBAL INC. A *	245,376
		245,376	0.64

MOVIES/ENTERTAINMENT
10,000	CBS CORP. B	220,800
18,000	TIME WARNER INC.	252,360
3,750	VIACOM INC. B *	148,575
10,000	WALT DISNEY CO.	313,800
		935,535	2.45

CONSUMER STAPLES			5.27
HOUSEHOLD PRODUCTS
12,000	PROCTER & GAMBLE CO.	840,840
		840,840	2.20

SOFT DRINKS
10,000	CADBURY SCHWEPPES PLC ADR	442,200
12,000	COCA-COLA CO.	730,440
		1,172,640	3.07

ENERGY			16.07
INTEGRATED OIL & GAS
6,000	BRITISH PETROLEUM PLC ADR	363,900
8,000	CONOCOPHILLIPS	609,680
		973,580	2.55

OIL & GAS EQUIP/SERV
24,000	CAMERON INTERNATIONAL CORP. *	999,360
10,000	HALLIBURTON CO.	393,300
5,000	NATIONAL OILWELL VARCO, INC. *	291,900
		1,684,560	4.41

OIL & GAS EXPLR/PROD
15,000	DEVON ENERGY CORP.	1,564,950
7,500	SUNCOR ENERGY INC.	722,625
		2,287,575	5.99

OIL&GAS REF/MKT/TRAN
8,750	SPECTRA ENERGY CORP.	199,063
30,000	WILLIAMS COMPANIES INC.	989,400
		1,188,463	3.11

FINANCIAL			9.30
CONSUMER FINANCE
10,000	AMERICAN EXPRESS CO.	437,200
		437,200	1.15

DIVERSIFIED BANKS
35,000	BANCO LATINAMERICANO DE EXPORTACIONES	539,000
		539,000	1.41

LIFE/HEALTH INSUR
7,500	METLIFE, INC.	451,950
		451,950	1.18

MULTI LINE INSURANCE
6	BERKSHIRE HATHAWAY INC. - CL A *	800,400
1,000	WHITE MOUNTAINS INSURANCE LTD.	480,000
		1,280,400	3.35

PROPERTY & CAS INSUR
10,000	CHUBB CORP.	494,800
		494,800	1.30

SPECIALIZED FINANCE
10,000	MOODYS CORP.	348,300
		348,300	0.91

HEALTH CARE			5.82
HEALTH CARE EQUIP
3,750	COVIDIEN LTD.	165,938
12,000	PERKINELMER INC.	291,000
		456,938	1.20

PHARMACEUTICALS
17,000	BRISTOL-MYERS SQUIBB CO.	362,100
10,000	JOHNSON & JOHNSON	648,700
20,000	PFIZER INC.	418,600
8,000	WYETH	334,080
		1,763,480	4.62

INDUSTRIALS			8.18
AEROSPACE & DEFENSE
10,000	BOEING CO.	743,700
15,000	CUBIC CORP.	426,450
		1,170,150	3.07

AIR FREIGHT/SHIPPING
5,000	UNITED PARCEL SERVICE INC.	365,100
		365,100	0.96

CONSTRUCTION & MACH
10,000	INGERSOLL-RAND COMPANY LTD. A	445,800
		445,800	1.17

DIVERSIFIED COML SRV
15,000	GATX CORP.	586,050
		586,050	1.54

INDUSTRIAL CONGLOMER
15,000	GENERAL ELECTRIC CO.	555,150
		555,150	1.45

INFORMATION TECHNOLOGY			5.47
COMMUNICATIONS EQUIP
30,000	NOKIA CORP. - ADR A	954,900
		954,900	2.50

COMPUTER STORAGE/PER
10,000	SANDISK CORP. *	225,700
		225,700	0.59

DATA PROCESSING SRV
8,000	AUTOMATIC DATA PROCESSING INC.	339,120
		339,120	0.89

SYSTEMS: SOFTWARE
20,000	MICROSOFT CORP.	567,600
		567,600	1.49

MATERIALS			3.85
STEEL
16,000	RELIANCE STEEL & ALUMINUM CO.	957,760
		957,760	2.51

FOOD
10,100	SMUCKER JM CO.	511,161
		511,161	1.34

TELECOMMUNICATION SERVICES			1.65
INTG TELECOMM SRVCS
60,000	CITIZENS COMMUNICATIONS CO.	629,400
		629,400	1.65

UTILITIES			1.53
ELECTRIC UTILITIES
7,000	ALLETE INC.	270,340
		270,340	0.71

MULTI UTILITIES/POWR
17,500	DUKE ENERGY CORP.	312,375
		312,375	0.82

TOTAL COMMON STOCK (Cost: $14,898,941)		22,991,242	60.22

CORPORATE BOND
CONSUMER DISCRETIONARY			0.86
AUTO PARTS & EQUIP
100,000	BORG WARNER 8.00% 10/01/19	124,691
		124,691	0.33

GENL MERCHANDISE STR
178,000	DAYTON HUDSON CO. 8.60% 01/15/12	203,997
		203,997	0.53

CONSUMER STAPLES			0.81
DISTILLERS & VINTNER
310,000	SEAGRAMS & SONS 7.00% 04/15/08	310,441
		310,441	0.81

ENERGY			4.88
INTEGRATED OIL & GAS
501,000	ATLANTIC RICHFIELD 9.125% 03/01/11	582,914
		582,914	1.53

OIL & GAS EXPLR/PROD
255,000	BURLINGTON RESOURCES 6.40% 08/15/11	277,065
190,000	DEVON ENERGY CORP. 10.125% 11/15/09	210,325
		487,390	1.28

OIL&GAS REF/MKT/TRAN
217,000	KINDER MORGAN 6.50% 09/01/13	220,845
296,000	PREMCOR REFINING 7.50% 06/15/15	309,953
250,000	SPECTRA ENERGY CAP 7.50% 10/01/09	261,159
		791,957	2.07

FINANCIAL			21.38
CONSUMER FINANCE
250,000	FORD MOTOR CREDIT CORP. 6.625% 06/16/08	247,175
60,000	GMAC LLC. 5.20% 04/15/08	59,851
400,000	GMAC LLC. 5.125% 05/09/08	397,653
200,000	GMAC LLC. 5.00% 05/15/08	198,050
300,000	GMAC LLC. 5.00% 06/15/08	294,731
50,000	GMAC LLC. 5.25% 09/15/08	48,074
300,000	GMAC LLC. 5.85% 01/14/09	279,748
209,000	GMAC LLC. 8.875% 06/01/10	193,450
115,000	HOUSEHOLD FINANCE CO. 01/10/09 FLOAT	115,258
258,000	HOUSEHOLD FINANCE CO. 03/10/09 FLOAT	257,572
100,000	HOUSEHOLD FINANCE CO. 03/10/09 FLOAT	100,146
100,000	HOUSEHOLD FINANCE CO. 04/10/09 FLOAT	100,400
250,000	HOUSEHOLD FINANCE CO. 6.375% 11/27/12	253,206
100,000	SLM CORP. 06/15/09 FLOAT	93,000
100,000	SLM CORP. 09/15/09 FLOAT	93,000
		2,731,313	7.15

INVESTMENT BANK/BRKG
100,000	MERRILL LYNCH 04/15/08 FLOAT	100,000
200,000	MERRILL LYNCH 03/02/09 FLOAT	196,000
161,000	MORGAN STANLEY 07/01/14 FLOAT	154,560
		450,560	1.18

LIFE/HEALTH INSUR
125,000	JOHN HANCOCK LIFE 04/15/09 FLOAT	126,970
		126,970	0.33

MULTI LINE INSURANCE
130,000	AIG 7.50% 08/11/10	139,423
300,000	AIG 6.00% 10/15/14	295,124
450,000	AIG 6.00% 11/15/14	442,008
		876,556	2.30

SPECIALIZED FINANCE
500,000	CIT GROUP INC. 5.00% 11/24/08	459,599
200,000	CIT GROUP INC. 12/19/08 FLOAT	180,235
300,000	CIT GROUP INC. 6.50% 01/15/11	221,022
300,000	GENERAL ELECTRIC CAP 5.50% 11/15/11	302,899
311,000	GENERAL ELECTRIC CAP 8.125% 05/15/12	354,421
200,000	GENERAL ELECTRIC CAP 5.65% 06/09/14	207,241
501,000	GENERAL ELECTRIC CAP 5.40% 02/15/17	508,734
1,000,000	GENERAL ELECTRIC 5.25% 12/06/17	998,620
250,000	INT’L LEASE FINANCE 07/11/11 FLOAT	222,917
505,000	NATIONAL RURAL UTIL 5.70% 01/15/10	521,573
		3,977,260	10.42

INDUSTRIALS			1.55
AEROSPACE & DEFENSE
300,000	LOCKHEED MARTIN 8.20% 12/01/09	321,831
		321,831	0.84

ELECTRICAL COMPON/EQ
250,000	EMERSON ELECTRIC CO. 7.125% 08/15/10	271,109
		271,109	0.71

INFORMATION TECHNOLOGY			0.32
COMPUTER HARDWARE
100,000	DIGITAL EQUIPMENT 7.75% 04/01/23	122,420
		122,420	0.32

MATERIALS			0.68
ALUMINUM
250,000	ALCOA 6.00% 01/15/12	259,558
		259,558	0.68

TELECOMMUNICATION SERVICES			0.50
INTG TELECOMM SRVCS
250,000	NEXTEL COMMUNICATION 7.375% 08/01/15	192,500
		192,500	0.50

UTILITIES			1.88
MULTI UTILITIES/POWR
200,000	FLORIDA POWER & LIGHT 6.00% 06/01/08	200,701
250,000	NORTHWESTERN CORP. 7.00% 08/15/23	251,389
220,000	PACIFICORP 6.375% 05/15/08	220,708
43,001	RELIANT ENERGY MID ALT 9.237% 07/02/17	44,936
		717,734	1.88

TOTAL CORPORATE BOND (Cost: $12,674,923)		12,549,200	32.87

US GOVT SECURITIES
US GOVERNMENT AGENCY			2.37
US GOVERNMENT AGENCY
100,000	FEDERAL FARM CREDIT BANK 5.25% 01/16/18	100,713
200,000	FEDERAL HOME LN MTG CORP. 5.25% 10/28/14	200,055
200,000	FEDERAL HOME LN MTG CORP. 6.125% 06/19/17	201,585
150,000	FEDERAL NATL MTG ASSOC. 5.55% 10/06/15	150,064
150,000	FEDERAL NATL MTG ASSOC. 6.25% 05/16/16	150,643
100,000	FEDERAL NATL MTG ASSOC. 5.50% 02/09/22 STEP	100,068
		903,129	2.37

TOTAL US GOVT SECURITIES (Cost: $900,391)		903,129	2.37

PREFERRED STOCK
FINANCIAL			1.86
DIVERSIFIED BANKS
5,000	BARCLAYS BANK 7.10% PFD	121,000
10,000	WACHOVIA 7.85% PFD	250,000
		371,000	0.97

DIVERSIFIED FINANCL
5,000	CITIGROUP INC. 8.125% PFD	120,200
		120,200	0.31

INVESTMENT BANK/BRKG
5,000	LEHMAN BROTHERS HOLDINGS 7.95% PFD	102,900
		102,900	0.27

MULTI LINE INSURANCE
5,000	AIG 6.45% PFD	115,300
		115,300	0.30

TELECOMMUNICATION SERVICES			0.65
INTG TELECOMM SRVCS
10,000	AT&T INC. 6.375% PFD	249,800
		249,800	0.65

TOTAL PREFERRED STOCK (Cost: $999,938)		959,200	2.51

SHORT TERM INVESTMENTS
MONEY MARKET			2.77
1,057,280	UMB MONEY MARKET FIDUCIARY	1,057,280
		1,057,280	2.77

TOTAL SHORT TERM INVESTMENTS (Cost: $1,057,280)		1,057,280	2.77

TOTAL INVESTMENTS (Cost: $30,531,473)		38,460,050	100.74

OTHER ASSETS LESS LIABILITIES		(284,083)	(0.74)

TOTAL NET ASSETS		38,175,967	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Disclosure of fair value measurements

Statement of Financial Accounting Standards No. 157, Fair Value Measurement is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  FAS 157 requires the fund to classify its assets based on valuation method, using three levels. Level 1 investment securities are valued based on quoted prices in active markets for identical securities. Level 2 investment securities are valued based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 investment securities are valued using significant unobservable inputs that reflect the Fund’s own assumptions in determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investment securities as of March 31, 2008:

Level 1 - Quoted Prices	$23,950,442
Level 2 - Other significant observable inputs	14,509,608
Level 3 - Significant unobservable inputs	0
Total	$38,460,050

The Fund had no Level 3 holdings at both the beginning and the end of the reporting period.

Pacific Advisors Growth Fund

Statement of Investments (Unaudited)

as of March 31, 2008

Quantity or			% of Total
Principal	Description	Current $ Value **	NET Assets

COMMON STOCK
CONSUMER STAPLES			2.84
PERSONAL PRODUCTS
2,000	CHATTEM INC. *	132,680
		132,680	2.84

ENERGY			39.34
INTEGRATED OIL & GAS
1,000	BRITISH PETROLEUM PLC ADR	60,650
1,500	CONOCOPHILLIPS	114,315
4,000	MARATHON OIL CORP.	182,400
1,000	OCCIDENTAL PETROLEUM	73,170
		430,535	9.23

OIL & GAS DRILLING
1,000	ULTRA PETROLEUM *	77,500
		77,500	1.66

OIL & GAS EQUIP/SERV
1,500	CARBO CERAMICS INC.	60,150
4,000	FMC TECHNOLOGIES INC. *	227,560
4,000	MITCHAM INDUSTRIES INC. *	71,280
2,500	NATIONAL OILWELL VARCO, INC. *	145,950
		504,940	10.82

OIL & GAS EXPLR/PROD
2,000	APACHE CORP.	241,640
2,000	CHESAPEAKE ENERGY CORP.	92,300
1,250	XTO ENERGY INC.	77,325
		411,265	8.82

OIL&GAS REF/MKT/TRAN
4,000	HORNBECK OFFSHORE SERVICES, INC. *	182,680
4,000	KIRBY CORP. *	228,000
		410,680	8.80

FINANCIAL			1.52
REGIONAL BANKS
4,000	EAST WEST BANCORP, INC.	71,000
		71,000	1.52

HEALTH CARE			22.10
HEALTH CARE EQUIP
500	BECTON DICKINSON & CO.	42,925
3,000	ST. JUDE MEDICAL INC. *	129,570
3,000	ZIMMER HOLDINGS INC. *	233,580
		406,075	8.71

HEALTH CARE SERVICES
2,000	QUEST DIAGNOSTICS, INC.	90,540
		90,540	1.94

MANAGED HEALTH CARE
5,000	AMERICA SERVICES GROUP *	30,300
3,000	UNITEDHEALTH GROUP INC.	103,080
2,750	WELLPOINT INC. *	121,358
		254,738	5.46

PHARMACEUTICALS
2,000	GLAXOSMITHKLINE PLC	84,860
3,000	JOHNSON & JOHNSON	194,610
		279,470	5.99

INDUSTRIALS			13.90
AEROSPACE & DEFENSE
1,000	BOEING CO.	74,370
1,000	HONEYWELL INTERNATIONAL INC.	56,420
		130,790	2.80

CONSTRUCTION & MACH
3,000	CHICAGO BRIDGE & IRON CO. NV	117,720
4,000	MANITOWOC CO.	163,200
		280,920	6.02

INDUSTRIAL CONGLOMER
5,000	GENERAL ELECTRIC CO.	185,050
		185,050	3.97

INDUSTRIAL MACHINERY
1,000	ITT CORP.	51,810
		51,810	1.11

INFORMATION TECHNOLOGY			8.76
COMMUNICATIONS EQUIP
2,500	CISCO SYSTEMS INC. *	60,225
1,500	QUALCOMM INC.	61,500
		121,725	2.61

ELECTRONIC EQ MANUF
2,000	ITRON INC. *	180,460
		180,460	3.87

	SEMICONDUCTORS
1,000	INTEL CORP.	21,180
		21,180	0.45

	SYSTEMS: SOFTWARE
3,000	MICROSOFT CORP.	85,140
		85,140	1.83

MATERIALS			7.32
DIVERSIFD METAL/MNG
2,000	BHP BILLITON LTD.	131,700
		131,700	2.82

STEEL
5,000	COMMERCIAL METALS CO.	149,850
		149,850	3.21

MARINE
1,000	DRYSHIPS INC.	59,910
		59,910	1.28

TELECOMMUNICATION SERVICES			1.12
INTG TELECOMM SRVCS
5,000	CITIZENS COMMUNICATIONS CO.	52,450
		52,450	1.12

TOTAL COMMON STOCK (Cost: $3,778,849)		4,520,408	96.91

SHORT TERM INVESTMENTS
MONEY MARKET			3.25
151,727	UMB MONEY MARKET FIDUCIARY	151,727
		151,727
			3.25
TOTAL SHORT TERM INVESTMENTS (Cost: $151,727)		151,727	3.25

TOTAL INVESTMENTS (Cost: $3,930,576)		4,672,135	100.16

OTHER ASSETS LESS LIABILITIES		(7,506)	(0.16)

TOTAL NET ASSETS		4,664,629	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Disclosure of fair value measurements

Statement of Financial Accounting Standards No. 157, Fair Value Measurement is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  FAS 157 requires the fund to classify its assets based on valuation method, using three levels. Level 1 investment securities are valued based on quoted prices in active markets for identical securities. Level 2 investment securities are valued based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 investment securities are valued using significant unobservable inputs that reflect the Fund’s own assumptions in determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investment securities as of March 31, 2008:

Level 1 - Quoted Prices	$4,520,408
Level 2 - Other significant observable inputs	151,727
Level 3 - Significant unobservable inputs	0
Total	$4,672,135

The Fund had no Level 3 holdings at both the beginning and the end of the reporting period.

Pacific Advisors Multi-Cap Value Fund

Statement of Investments (Unaudited)

as of March 31, 2008

Quantity or			% of Total
Principal	Description	Current $ Value **	NET Assets

COMMON STOCK
CONSUMER DISCRETIONARY			4.77
FOOTWEAR
20,000	K-SWISS INC.	316,400
		316,400	2.37

HOME IMPROVEMENT
11,500	HOME DEPOT, INC.	321,655
		321,655	2.41

CONSUMER STAPLES			8.39
AGRICULTURAL PRODUCT
15,200	ARCHER-DANIELS- MIDLAND CO.	625,632
		625,632	4.68

HYPERMKTS/SUPER CTRS
9,400	WAL-MART STORES INC.	495,192
		495,192	3.70

ENERGY			27.15
INTEGRATED OIL & GAS
6,000	CHEVRON CORP.	512,160
8,600	MARATHON OIL CORP.	392,160
		904,320	6.77

OIL & GAS EQUIP/SERV
34,000	ION GEOPHYSICAL CORP. *	469,200
27,000	MITCHAM INDUSTRIES INC. *	481,140
9,000	TIDEWATER CORP.	495,990
		1,446,330	10.82

OIL & GAS EXPLR/PROD
5,500	APACHE CORP.	664,510
13,300	CHESAPEAKE ENERGY CORP.	613,795
		1,278,305	9.56

FINANCIAL			11.79
DIVERSIFIED FINANCL
14,000	CITIGROUP INC.	299,880
		299,880	2.24

INVESTMENT BANK/BRKG
2,100	GOLDMAN SACHS GROUP INC.	347,319
		347,319	2.60

MULTI LINE INSURANCE
7,600	AMERICAN INT’L GROUP INC.	328,700
		328,700	2.46

SPECIALIZED FINANCE
20,000	WESTERN UNION CO.	425,400
		425,400	3.18

THRIFTS&MTG FINANCE
17,000	WASHINGTON MUTUAL INC.	175,100
		175,100	1.31

HEALTH CARE			8.20
MANAGED HEALTH CARE
9,800	UNITEDHEALTH GROUP INC.	336,728
		336,728	2.52

PHARMACEUTICALS
7,200	GLAXOSMITHKLINE PLC	305,496
7,000	JOHNSON & JOHNSON	454,090
		759,586	5.68

INDUSTRIALS			22.30
AEROSPACE & DEFENSE
10,100	HONEYWELL INTERNATIONAL INC.	569,842
		569,842	4.26

INDUSTRIAL CONGLOMER
6,000	3M CO.	474,900
7,000	LUFKIN INDUSTRIES INC.	446,740
		921,640	6.90

INDUSTRIAL MACHINERY
14,500	GRACO INC.	525,770
		525,770	3.93

RAILROADS & TRUCKING
14,000	GENESEE & WYOMING INC. *	481,600
12,000	KANSAS CITY SOUTHERN *	481,320
		962,920	7.20

INFORMATION TECHNOLOGY			7.20
DATA PROCESSING SRV
29,500	SAIC INC. *	548,405
		548,405	4.10

SYSTEMS: SOFTWARE
14,600	MICROSOFT CORP.	414,348
		414,348	3.10

MATERIALS			17.20
DIVERSIFD METAL/MNG
20,000	ARCH COAL INC.	870,000
		870,000	6.51

SPECIALTY CHEMICALS
26,000	H.B. FULLER	530,660
		530,660	3.97

STEEL
16,000	COMMERCIAL METALS CO.	479,520
		479,520	3.59

MARINE
7,000	DRYSHIPS INC.	419,370
		419,370	3.14

TOTAL COMMON STOCK (Cost: $13,810,847)		14,303,022	107.01

TOTAL INVESTMENTS (Cost: $13,810,847)		14,303,022	107.01

OTHER ASSETS LESS LIABILITIES		(936,799)	(7.01)

TOTAL NET ASSETS		13,366,223	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Disclosure of fair value measurements

Statement of Financial Accounting Standards No. 157, Fair Value Measurement is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  FAS 157 requires the fund to classify its assets based on valuation method, using three levels. Level 1 investment securities are valued based on quoted prices in active markets for identical securities. Level 2 investment securities are valued based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 investment securities are valued using significant unobservable inputs that reflect the Fund’s own assumptions in determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investment securities as of March 31, 2008:

Level 1 - Quoted Prices	$14,303,022
Level 2 - Other significant observable inputs	0
Level 3 - Significant unobservable inputs	0
Total	$14,303,022

The Fund had no Level 3 holdings at both the beginning and the end of the reporting period.

Pacific Advisors Small Cap Fund

Statement of Investments (Unaudited)

as of March 31, 2008

Quantity or			% of Total
Principal	Description	Current $ Value **	NET Assets

COMMON STOCK
CONSUMER DISCRETIONARY			9.47
AUTO PARTS & EQUIP
276,200	AMERIGON INC. *	4,087,760
500,000	NOBLE INTERNATIONAL LTD.	3,125,000
		7,212,760	5.84

SPECIALTY STORES
275,000	CONNS INC. *	4,485,250
		4,485,250	3.63

CONSUMER STAPLES			3.38
PERSONAL PRODUCTS
63,000	CHATTEM INC. *	4,179,420
		4,179,420	3.38

ENERGY			26.88
OIL & GAS DRILLING
455,000	INFINITY ENERGY RESOURCES INC. *	263,900
177,400	TOREADOR RESOURCES CORP. *	1,380,172
		1,644,072	1.33

OIL & GAS EQUIP/SERV
165,000	MATRIX SERVICE CO. *	2,834,700
362,000	MITCHAM INDUSTRIES INC. *	6,450,840
800,000	PARKER DRILLING CO. *	5,168,000
		14,453,540	11.70

OIL & GAS EXPLR/PROD
260,000	QUEST RESOURCE CORP. *	1,708,200
		1,708,200	1.38

OIL&GAS REF/MKT/TRAN
150,000	HORNBECK OFFSHORE SERVICES, INC. *	6,850,500
150,000	KIRBY CORP. *	8,550,000
		15,400,500	12.46

FINANCIAL			12.99
REGIONAL BANKS
171,000	EAST WEST BANCORP, INC.	3,035,250
167,000	NARA BANCORP INC.	2,169,330
250,000	VINEYARD NATIONAL BANCORP	2,030,000
		7,234,580	5.86

SPECIALIZED FINANCE
380,000	EZCORP INC. A *	4,677,800
400,000	FIRST CASH FINANCIAL SERVICES, INC. *	4,132,000
		8,809,800	7.13

HEALTH CARE			3.42
MANAGED HEALTH CARE
530,000	AMERICA SERVICES GROUP *	3,211,800
360,000	UNITED AMERICAN HEALTHCARE CORP. *	1,015,200
		4,227,000	3.42

INDUSTRIALS			29.65
BUILDING PRODUCTS
240,000	APOGEE ENTERPRISES INC.	3,696,000
		3,696,000	2.99

DIVERSIFIED COML SRV
330,000	DARLING INTERNATIONAL INC. *	4,273,500
137,800	FURMANITE CORP. *	1,171,300
310,000	MOBILE MINI INC. *	5,890,000
140,000	TEAM INC. *	3,822,000
		15,156,800	12.27

ENVIROMENTAL SERVICE
273,132	AMERICAN ECOLOGY CORP.	6,918,434
150,000	TETRA TECHNOLOGIES INC. *	2,926,500
		9,844,934	7.97

RAILROADS & TRUCKING
270,000	FROZEN FOOD EXPRESS INDUSTRIES INC.	2,143,800
145,000	SAIA INC. *	2,299,700
245,000	VITRAN CORPORATION, INC. *	3,496,150
		7,939,650	6.43

INFORMATION TECHNOLOGY			6.47
APPLICATION SOFTWARE
600,000	INTERVOICE INC. *	4,776,000
		4,776,000	3.87

SYSTEMS: SOFTWARE
230,000	TYLER TECHNOLOGIES INC. *	3,215,400
		3,215,400	2.60

MATERIALS			7.54
SPECIALTY CHEMICALS
85,000	TERRA INDUSTRIES INC. *	3,020,050
		3,020,050	2.44

STEEL
210,000	COMMERCIAL METALS CO.	6,293,700
		6,293,700	5.09

TELECOMMUNICATION SERVICES			5.34
INTG TELECOMM SRVCS
460,000	PREMIERE GLOBAL SERVICES, INC. *	6,596,400
		6,596,400	5.34

TOTAL COMMON STOCK (Cost: $125,382,721)		129,894,056	105.13

TOTAL INVESTMENTS (Cost: $125,382,721)		129,894,056	105.13

OTHER ASSETS LESS LIABILITIES		(6,344,070)	(5.13)

TOTAL NET ASSETS		123,549,986	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Disclosure of fair value measurements

Statement of Financial Accounting Standards No. 157, Fair Value Measurement is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  FAS 157 requires the fund to classify its assets based on valuation method, using three levels. Level 1 investment securities are valued based on quoted prices in active markets for identical securities. Level 2 investment securities are valued based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 investment securities are valued using significant unobservable inputs that reflect the Fund’s own assumptions in determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investment securities as of March 31, 2008:

Level 1 - Quoted Prices	$129,894,056
Level 2 - Other significant observable inputs	0
Level 3 - Significant unobservable inputs	0
Total	$129,894,056

The Fund had no Level 3 holdings at both the beginning and the end of the reporting period.

Item 2.                                 Controls and Procedures.

(a) Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) or in other factors that could significantly affect these controls, including no significant deficiencies or material weaknesses that required corrective action, during the last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.                                 Exhibits.

(a)   Certifications required by Item 3(a) of Form N-Q and Rule 30a-2(a) under the Act  (filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Global Fund Inc. d/b/a Pacific Advisors Fund Inc.

By:	/s/ George A. Henning
Chairman, Pacific Advisors Fund Inc.

Date:	July 3, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ George A. Henning
Chief Executive Officer

Date:	July 3, 2008

By:	/s/ Barbara A. Kelley
Chief Financial Officer

Date:	July 3, 2008